UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Marianna DiBenedetto

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2019 – June 30, 2020

Explanatory Note

The Registrant is filing this amendment to Form N-PX for the period ended June 30, 2020 originally filed with the Securities and Exchange Commission on August 24, 2020 (Accession Number : 0000930413-20-002142) (the “Initial Form N-PX Filing”). The sole purpose of this amendment is to supplement the Proxy Voting Record for the Old Westbury Large Cap Strategies Fund. The Adviser determined that Proxy Votes were inadvertently omitted for the Old Westbury Large Cap Strategies Fund from the Initial Form N-PX Filing. This amendment filing consists of supplemental information to the Initial Form N-PX Filing for the above-mentioned registrant. Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the Initial Form N-PX Filing.

==================== Old Westbury Large Cap Strategies Fund (Supplemental)===================================

OIL CO. LUKOIL PJSC

Ticker:	LKOH	Security ID: 69343P105

Meeting Date: JUN 23, 2020   Meeting Type: Annual

Record Date: MAY 29, 2020

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Annual Report, Financial Statements, and Allocation of Income, Including Dividends of RUB 350 per Ordinary Share	For	For	Management
2.1	Elect Vagit Alekperov as Director	None	Against	Management
2.2	Elect Viktor Blazheev as Director	None	Against	Management
2.3	Elect Toby Gati as Director	None	For	Management
2.4	Elect Ravil Maganov as Director	None	Against	Management
2.5	Elect Roger Munnings as Director	None	For	Management
2.6	Elect Nikolai Nikolaev as Director	None	Against	Management
2.7	Elect Pavel Teplukhin as Director	None	For	Management
2.8	Elect Leonid Fedun as Director	None	Against	Management
2.9	Elect Liubov Khoba as Director	None	Against	Management
2.10	Elect Sergei Shatalov as Director	None	For	Management
2.11	Elect Wolfgang Schuessel as Director	None	For	Management
3.1	Approve Remuneration of Directors	For	For	Management
3.2	Approve Remuneration of New Directors	For	For	Management
4	Ratify KPMG as Auditor	For	For	Management
5	Approve Related-Party Transaction with Ingosstrakh Re: Liability Insurance for Directors and Executives	For	For	Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date	August 27, 2020

*Print the name and title of each signing officer under his or her signature.